Quarterly Financial Information	12 Months Ended
Dec. 31, 2014
Effect of Fourth Quarter Events [Line Items]
Quarterly Financial Information (unaudited)

16. Quarterly Financial Information (unaudited)

The tables below reflect the selected quarterly information for the years ended December 31, 2014 and 2013 for QTS (in thousands except share data):

	QTS
	Three Months Ended
	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
Revenues	$59,563	$57,945	$51,338	$48,943
Operating income	11,682	9,913	6,266	7,413
Net income	5,848	4,006	3,921	5,328
Net income attributable to common shares	4,627	3,157	3,090	4,198
Net income per share attributable to common shares – basic	0.16	0.11	0.11	0.14
Net income per share attributable to common shares – diluted	0.16	0.11	0.11	0.14

	QTS		Historical Predecessor
			Three Months Ended
	For the period October 15, 2013 through December 31, 2013	For the period October 1, 2013 through October 14, 2013	September 30, 2013	June 30, 2013	March 31, 2013
Revenues	$40,462	$6,967	$46,020	$42,940	$41,498
Operating income	6,203	1,143	7,048	6,024	5,568
Net income (loss)	4,002	445	2,709	(1,232)	(2,074)
Net income (loss) attributable to common shares	3,154	N/A	N/A	N/A	N/A
Net income per share attributable to common shares – basic(1)	0.11	N/A	N/A	N/A	N/A
Net income per share attributable to common shares – diluted(1)	0.11	N/A	N/A	N/A	N/A

(1)	Net income per share attributable to QTS for the period October 15, 2013 through December 31, 2013.
The table below reflects the selected quarterly information for the years ended December 31, 2014 and 2013 for the Operating Partnership (in thousands):

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2014
Revenues	$59,563	$57,945	$51,338	$48,943
Operating income	11,682	9,913	6,266	7,413
Net income	5,848	4,006	3,921	5,328
2013
Revenues	$47,429	$46,020	$42,940	$41,498
Operating income	7,346	7,048	6,024	5,568
Net income (loss)	4,447	2,709	(1,232)	(2,074)

Qualitytech, LP [Member]
Effect of Fourth Quarter Events [Line Items]
Quarterly Financial Information (unaudited)

16. Quarterly Financial Information (unaudited)

The tables below reflect the selected quarterly information for the years ended December 31, 2014 and 2013 for QTS (in thousands except share data):

	QTS
	Three Months Ended
	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
Revenues	$59,563	$57,945	$51,338	$48,943
Operating income	11,682	9,913	6,266	7,413
Net income	5,848	4,006	3,921	5,328
Net income attributable to common shares	4,627	3,157	3,090	4,198
Net income per share attributable to common shares – basic	0.16	0.11	0.11	0.14
Net income per share attributable to common shares – diluted	0.16	0.11	0.11	0.14

	QTS		Historical Predecessor
			Three Months Ended
	For the period October 15, 2013 through December 31, 2013	For the period October 1, 2013 through October 14, 2013	September 30, 2013	June 30, 2013	March 31, 2013
Revenues	$40,462	$6,967	$46,020	$42,940	$41,498
Operating income	6,203	1,143	7,048	6,024	5,568
Net income (loss)	4,002	445	2,709	(1,232)	(2,074)
Net income (loss) attributable to common shares	3,154	N/A	N/A	N/A	N/A
Net income per share attributable to common shares – basic(1)	0.11	N/A	N/A	N/A	N/A
Net income per share attributable to common shares – diluted(1)	0.11	N/A	N/A	N/A	N/A

(1)	Net income per share attributable to QTS for the period October 15, 2013 through December 31, 2013.
The table below reflects the selected quarterly information for the years ended December 31, 2014 and 2013 for the Operating Partnership (in thousands):

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2014
Revenues	$59,563	$57,945	$51,338	$48,943
Operating income	11,682	9,913	6,266	7,413
Net income	5,848	4,006	3,921	5,328
2013
Revenues	$47,429	$46,020	$42,940	$41,498
Operating income	7,346	7,048	6,024	5,568
Net income (loss)	4,447	2,709	(1,232)	(2,074)